Leases (Details) - Schedule of Lease Cost	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Lease Cost [Abstract]
Operating lease cost	¥ 5,252,026	$ 740,243	¥ 5,002,684	¥ 4,594,967
Cash paid for operating leases	¥ 5,272,746	$ 743,164	¥ 3,349,856	¥ 4,587,894